Pension and other post-retirement benefits (Components of net pension and other benefit expense) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan [line items]
Defined benefit expense [note 18]	$ 6,617	$ 10,929
Defined contribution pension expense [note 18]	23,518	20,218
Employee benefit expense	642,289	538,167
Pension Plans [Member]
Disclosure of fair value of plan [line items]
Current service cost	2,019	2,008
Net interest cost	2,386	2,469
Past service cost	0	0
Administration cost	3	3
Defined benefit expense [note 18]	4,408	4,480
Defined contribution pension expense [note 18]	23,518	20,218
Employee benefit expense	27,926	24,698
Amount of actuarial losses (gains) recognized in other comprehensive income
Actuarial loss (gains)	1,968	3,333
Return on plan assets excluding interest income	(33)	(95)
Total actuarial losses (gains) recognized in other comprehensive income	1,935	3,238
Other Benefit Plans [Member]
Disclosure of fair value of plan [line items]
Current service cost	1,084	849
Net interest cost	1,125	948
Past service cost	0	4,652
Administration cost	0	0
Defined benefit expense [note 18]	2,209	6,449
Defined contribution pension expense [note 18]	0	0
Employee benefit expense	2,209	6,449
Amount of actuarial losses (gains) recognized in other comprehensive income
Actuarial loss (gains)	(820)	7
Return on plan assets excluding interest income	0	0
Total actuarial losses (gains) recognized in other comprehensive income	$ (820)	$ 7